Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Consolidated Income Tax Provision (benefit) From Continuing Operations

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes
Domestic	$(88,529,365)	$(280,248,240)	$(41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)

Total	$(90,434,568)	$(296,262,046)	$(48,549,929)

Deferred income tax expense (benefit)
Federal	$—	$—	$1,191,588
State	—	—	—
Foreign	—	(1,123,107)	(1,604,590)

Deferred income tax benefit	$—	$(1,123,107)	$(413,002)

Income tax benefit	$—	$(1,123,107)	$(413,002)

Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes	$(90,434,568)	$(296,262,046)	$(48,549,929)

Income tax benefit applying United States federal statutory rate of 34%	$(30,747,753)	$(100,729,096)	$(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)	—

Permanent differences
Accretion of preferred stock	81,399	24,846,275.00	—
Preferred stock dividends	80,860	1,201,830.00	—
Derivative fair value adjustment	—	51,189,560.00	—
Qualified stock option expense	—	754,640.00	—
Goodwill impairment	978,797	—	—
Life insurance proceeds	(2,380,000)	—	—
Other	110,030	—	61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Change in effective tax rate - United States	2,333,139	(4,138,374)	—
Change in effective tax rate - foreign	266,728	406,760	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	—	2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)

Income tax expense (benefit)	$—	$(1,123,107)	$(413,002)

Significant Components of the Companies Deferred Taxes

Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2011	2010

Deferred income tax assets
Net operating loss carryforwards	$84,966,611	$62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951	—
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867	—
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633	—

Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)

Net deferred tax assets	$168,712	$—

Deferred income tax liabilities
Stock losses	$(168,712)	$—

Total deferred income tax liabilities	(168,712)	—

Net deferred tax liabilities	$—	$—

Schedule of Net Operating Losse Carryforwards Available to Future Income Taxes Subjected to Expiration Periods

As of December 31, 2011, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards

2012	$4,586,864	$—
2016	—	3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	1,900,491
2020	1,473,066	—
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	29,631,134	—
2029	33,916,312	—
2030	50,887,617
2031	68,050,710

Total	$229,117,915	$14,728,132